W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

December 4, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nushares ETF Trust (File Nos. 333-212032 and 811-23161)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectuses and Statements of Additional Information, each dated November 30, 2018, for the Trust’s Nushares Enhanced Yield U.S. Aggregate Bond ETF, Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF and Nushares ESG U.S. Aggregate Bond ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 32, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-18-336488 on November 28, 2018.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001